Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

Convertible Bridge Notes

On October 14, 2024, the Company issued an aggregate of $600,000 (of an up to $1.3 million authorized financing) senior secured convertible notes due in October 2025, which accrue interest at 14.5% interest per year. The notes include a 5% original issue discount and the Company received $570,000 in proceeds. The notes are convertible beginning three months after the date of issuance, and the conversion price will be the lower of a 15% discount to (i) the 5-day VWAP immediately prior to Closing or (ii) the price of any offering entered into by the Company during the term of the notes. The Company has the option to prepay the notes at any time for 107% of total outstanding balance and any outstanding principal will be paid in conversion of shares of common stock at the end of the term, subject to the Company’s exercise of the optional prepayment right. Any accrued interest will be repaid quarterly in cash. The Company also issued warrants to the lenders to purchase an aggregate 240,917 shares of common stock, exercisable at $1.40 per share, with such warrants expiring five years from issuance. In addition, the Company’s Chief Executive Officer, Dr. Anatoly Dritschilo, invested a total of $237,500 in this financing round, in exchange for a $250,000 convertible note.

On October 21, 2024, the Company issued an additional $231,579 in senior secured convertible notes due in October 2025, with substantially similar terms as the October 14, 2024, issuance. The notes include a 5% original issue discount and the Company received $220,000 in proceeds. The Company also issued warrants to the lenders to purchase an aggregate 88,544 shares of common stock, exercisable at $1.49 per share, with such warrants expiring five years from issuance. Upon completing this issuance, the Company closed the senior secured convertible note offering after receiving a total of $790,000 in proceeds.

Alliance Global Partners

On October 31, 2024, the Company consummated a public offering of an aggregate of (i) 395,574 shares of common stock and 2,555,246 pre-funded warrants to purchase up to 2,555,246 shares of common stock, and (ii) 2,950,820 common stock purchase warrants to purchase up to 2,950,820 shares of common stock. Each share of common stock, or a pre-funded warrant in lieu thereof, was sold together with an accompanying warrant to purchase one share of common stock. AGP served as lead underwriter along with Boustead as co-underwriter.

The public offering price for each share of common stock and one accompanying warrant was $1.525. The public offering price of each pre-funded warrant and one accompanying common warrant was $1.524, which equals the price at which one share of common stock and accompanying warrant was sold to the public in this offering, minus $0.001. The exercise price of each pre-funded warrant is $0.001 per share. Each warrant offered in the offering is exercisable for one share of common stock and has an initial exercise price equal to $1.40. The Company received aggregate gross proceeds from the offering of approximately $4.5 million, before deducting placement agents’ fees and other offering expenses.

Note 12 – Subsequent Events

Management evaluated all additional events subsequent to the balance sheet date through the date the consolidated financial statements were issued and determined that the following items are required to be disclosed.

Restatement of Previously Issued Financial Statements

See Note 2.

Nasdaq Bid Price Requirement Extension Granted until August 26, 2024

On August 31, 2023, after the Company’s common stock had traded below $1.00 per share for 30 consecutive trading days, the Company received notice from the Nasdaq Stock Market LLC (“Nasdaq”) that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”). In accordance with Nasdaq Rules, the Company was provided with an initial period of 180 calendar days, or until February 27, 2024, to regain compliance with the Bid Price Requirement. On February 19, 2024, the Company submitted a plan of compliance to Nasdaq seeking an additional 180-day grace period to regain compliance with the Bid Price Requirement. On February 29, 2024, the Company received formal approval from Nasdaq granting it an additional 180 days, or until August 26, 2024, to regain compliance – whether organically through market forces or by effectuating a reverse stock split, should such action be required. On August 6, 2024, the Company filed a certificate of amendment to its certificate of incorporation, effective August 13, 2024, to effectuate a one-for-eight reverse stock split of its issued and outstanding common stock, rounding up to account for any fractional shares (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the Company’s authorized shares of common stock or preferred stock. Following the reverse stock split on August 13, 2024, the Company had a total of 2,111,235 shares issued and outstanding (or 2,008,689 on a post-split basis as of December 31, 2024) and trades under the new CUSIP number 925693302. All common stock share, option, warrant and per share amounts (except our authorized but unissued shares) have been retroactively restated in these consolidated financial statements and related disclosures. Following the Reverse Stock Split, on August 27, 2024, the Company received a written notice from Nasdaq informing the Company that it has regained compliance with the Bid Price Requirement for continued listing on the Nasdaq Capital Market.

FDA Approval to Proceed with Phase II study of Ropidoxuridine (IPdR)

On January 8, 2024, Shuttle Pharmaceuticals Holdings, Inc., a Delaware corporation (the “Company”), issued a press release announcing that the Company had received the “Safe to Proceed” letter from the U.S. Food and Drug Administration for the Company’s investigational new drug (IND) application for its Phase II study of Ropidoxuridine (IPdR) as a radiation sensitizing agent during radiotherapy in patients with newly diagnosed IDH-wildtype glioblastoma with unmethylated MGMT promoter. Receipt of the letter allows Shuttle to commence the Phase II study and, as a result, the Company is currently finalizing site enrollment with “first patient, first dose” expected in the coming months. The Phase II clinical trial was also approved by the Institutional Review Board “IRB” on June 21, 2024.

On August 8, 2024, the Company entered into a work order (the “Work Order”) with Theradex Systems, Inc., a New Jersey contract research organization (“CRO”) for purposes of supporting the Company’s Phase II Study of Ropidoxuridine as a Radiation Sensitizing Agent During Radiotherapy in Patients with Newly Diagnosed IDH-Wildtype Glioblastoma with Unmethylated MGMT Promotor.” As such, Shuttle Pharma is now in the process of signing up six clinical sites where the clinical studies will be performed – two of which have completed initial site initiation visits and one of which is ready to enroll patients – and where the CRO will oversee such studies.

Under the terms of the Work Order, the CRO will oversee the studies for a period of 53 months (the “Term”), including overseeing and monitoring the regulatory aspects of the Phase II clinical trial, and managing the documentation surrounding the clinical trial in exchange for a fee of approximately $2.3 million, payable in stages and based upon services performed during the Term of the study.

Rights Offering

Effective February 7, 2024, the Company and its wholly-owned subsidiary, Shuttle Diagnostics, Inc., entered into a securities purchase agreement (the “Purchase Agreement”) with SRO, LLC, a Nevada limited liability company, pursuant to which SRO LLC agreed to commit to purchasing from the Company $2,250,000 of units from the Company, with each Unit consisting of (i) one share of SHPH common stock, (ii) a warrant to purchase one share of SHPH common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics. Pursuant to the terms of the Purchase Agreement, the Units will be sold at a per Unit price equal to 90% of the VWAP of SHPH common stock for the five trading days immediately preceding closing. The parties entered into the Purchase Agreement in anticipation of the Company commencing a rights offering (the “Rights Offering”) pursuant to which the Company intends to offer a total of $4,500,000 Units to existing stockholders, which includes the $2,250,000 Units being sold to SRO LLC, an entity which is owned by Keith Moore, CEO of Boustead Securities, LLC (“BSL”).

The Purchase Agreement allows SRO LLC up to 60 days to raise the initial $2,250,000, which funds will be placed in escrow with Sutter Securities, Inc. (“SSI”), an affiliate of BSL, pursuant to the terms of an escrow agreement entered into between the Company, Shuttle Diagnostics, Inc., BSL and SSI on February 7, 2024 (the “Escrow Agreement”). The funds will remain in escrow up until closing on the Rights Offering. In addition, in the event the Company fails to raise a full $4,500,000 in the Rights Offering, SRO LLC agreed to a backstop commitment pursuant to which it would have the right to purchase any remaining Units not purchased by existing SHPH stockholders in the Rights Offering, up to an additional $2,250,000 (the “Back-up Contingency”). Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through SHPH’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors.

Restricted Stock Awarded to Chief Financial Officer

On March 8, 2024, the Company’s then CFO was awarded 12,500 restricted stock units (“RSUs”), with a value of $41,840, with such RSUs vesting in full as of the date of issuance. Each RSU represents the right to receive one share of SHPH common stock.

On June 13, 2024, the Company’s newly appointed CFO was awarded 28,455 restricted stock units (“RSUs”), with a value of $100,000, with such RSUs vesting annually in three equal installments following the date of issuance. Each RSU represents the right to receive one share of SHPH common stock.

Alto Opportunity Master Fund, SPC

On July 12, 2024, the Company informed the Investor in the Alto Convertible Note that the Company’s expected restatement of its consolidated financial statements for the years ended December 31, 2022 and 2023 constituted an event of default under the terms of the Alto Convertible Note. On August 6, 2024, the Company paid $600,000 to the Investor, which funds will be held as collateral to the balance owed under the Alto Convertible Note, and received a waiver from the Investor related to the default.

Alliance Global Partners

On July 30, 2024, the Company engaged A.G.P./Alliance Global Partners (“AGP”) to serve as exclusive underwriter, placement agent or advisor in any public or private offering or financing (as defined, the “Offering”) of up to $10 million.